Quarterly Holdings Report
for

Fidelity® Value Fund

July 31, 2019

VAL-QTLY-0919
1.804828.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.6%
GCI Liberty, Inc. (a)	656,100	$39,189
Media - 1.7%
DISH Network Corp. Class A (a)	994,300	33,667
Liberty Global PLC Class C (a)	1,422,800	37,050
Nexstar Broadcasting Group, Inc. Class A	461,900	47,008
		117,725

TOTAL COMMUNICATION SERVICES		156,914

CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	1,808,900	21,833
BorgWarner, Inc.	273,000	10,319
		32,152
Distributors - 0.6%
LKQ Corp. (a)	1,667,900	44,917
Hotels, Restaurants & Leisure - 1.6%
Eldorado Resorts, Inc. (a)(b)	978,365	44,144
Hilton Grand Vacations, Inc. (a)	400,419	13,094
International Game Technology PLC (b)	1,595,800	21,304
The Stars Group, Inc. (a)(b)	2,164,900	33,664
		112,206
Household Durables - 1.7%
D.R. Horton, Inc.	668,100	30,686
Mohawk Industries, Inc. (a)	310,800	38,754
Tempur Sealy International, Inc. (a)	158,300	12,699
Whirlpool Corp.	251,700	36,617
		118,756
Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	1,284,164	52,895
Liberty Interactive Corp. QVC Group Series A (a)	2,496,500	35,301
		88,196
Leisure Products - 1.2%
Brunswick Corp.	855,300	42,047
Mattel, Inc. (a)(b)	2,223,400	32,462
Vista Outdoor, Inc. (a)	1,075,300	7,742
		82,251
Specialty Retail - 2.0%
L Brands, Inc.	965,300	25,050
Lithia Motors, Inc. Class A (sub. vtg.)	144,600	19,070
Lowe's Companies, Inc.	395,500	40,104
Michaels Companies, Inc. (a)	3,383,200	23,243
Sally Beauty Holdings, Inc. (a)	1,432,500	19,683
Urban Outfitters, Inc. (a)	579,000	13,786
		140,936
Textiles, Apparel & Luxury Goods - 1.7%
Capri Holdings Ltd. (a)	1,075,600	38,281
PVH Corp.	449,300	39,952
Tapestry, Inc.	1,361,800	42,120
		120,353

TOTAL CONSUMER DISCRETIONARY		739,767

CONSUMER STAPLES - 6.4%
Food & Staples Retailing - 0.8%
U.S. Foods Holding Corp. (a)	1,449,500	51,269
Food Products - 4.2%
Bunge Ltd.	319,800	18,686
Conagra Brands, Inc.	2,326,500	67,166
Darling International, Inc. (a)	2,998,500	60,960
Nomad Foods Ltd. (a)	1,301,917	28,994
The Kraft Heinz Co.	897,700	28,735
TreeHouse Foods, Inc. (a)	506,700	30,068
Tyson Foods, Inc. Class A	689,700	54,831
		289,440
Household Products - 0.6%
Spectrum Brands Holdings, Inc.	784,100	39,291
Personal Products - 0.4%
Edgewell Personal Care Co. (a)	974,600	29,657
Tobacco - 0.4%
Altria Group, Inc.	663,100	31,212

TOTAL CONSUMER STAPLES		440,869

ENERGY - 8.3%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	1,639,671	41,631
Halliburton Co.	551,700	12,689
		54,320
Oil, Gas & Consumable Fuels - 7.5%
Cabot Oil & Gas Corp.	430,500	8,248
Cenovus Energy, Inc. (Canada)	4,956,863	46,083
Cheniere Energy, Inc. (a)	859,300	55,983
CNX Resources Corp. (a)	3,627,400	29,817
Concho Resources, Inc.	135,400	13,226
Devon Energy Corp.	664,600	17,944
Diamondback Energy, Inc.	150,660	15,583
Encana Corp.	1,351,746	6,177
Encana Corp. (Toronto)	7,994,469	36,526
Enterprise Products Partners LP	477,600	14,381
Golar LNG Ltd.	1,249,748	21,171
Hess Corp.	799,700	51,853
Magnolia Oil & Gas Corp. Class A (a)(b)	1,575,800	17,617
Marathon Petroleum Corp.	816,599	46,048
Noble Energy, Inc.	2,157,000	47,627
Teekay LNG Partners LP	2,069,280	29,922
Teekay Offshore Partners LP	11,287,527	13,094
Valero Energy Corp.	485,800	41,414
WPX Energy, Inc. (a)	1,112,600	11,616
		524,330

TOTAL ENERGY		578,650

FINANCIALS - 14.7%
Banks - 3.4%
First Citizens Bancshares, Inc.	103,692	48,426
PNC Financial Services Group, Inc.	293,800	41,984
Signature Bank	286,500	36,517
SunTrust Banks, Inc.	1,061,600	70,703
U.S. Bancorp	742,215	42,418
		240,048
Capital Markets - 4.9%
Ameriprise Financial, Inc.	412,000	59,950
Apollo Global Management LLC Class A	1,300,232	42,908
Donnelley Financial Solutions, Inc. (a)	1,626,479	22,169
E*TRADE Financial Corp.	617,900	30,147
Lazard Ltd. Class A	1,348,900	52,216
LPL Financial	417,300	34,999
Northern Trust Corp.	460,331	45,112
The Blackstone Group LP	624,104	29,945
Tullett Prebon PLC	6,040,886	23,045
		340,491
Consumer Finance - 3.1%
Capital One Financial Corp.	598,391	55,303
OneMain Holdings, Inc.	1,289,000	53,429
SLM Corp.	5,174,296	47,138
Synchrony Financial	1,700,500	61,014
		216,884
Diversified Financial Services - 0.3%
ECN Capital Corp.	5,087,700	18,234
Insurance - 3.0%
AMBAC Financial Group, Inc. (a)	2,040,459	37,177
American International Group, Inc.	783,700	43,879
Chubb Ltd.	262,348	40,097
FNF Group	735,700	31,547
Sul America SA unit	1,542,000	16,978
The Travelers Companies, Inc.	244,500	35,849
		205,527

TOTAL FINANCIALS		1,021,184

HEALTH CARE - 6.7%
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (a)	351,800	39,855
The Medicines Company (a)(b)	1,374,701	49,269
United Therapeutics Corp. (a)	17,300	1,371
		90,495
Health Care Equipment & Supplies - 0.4%
Dentsply Sirona, Inc.	123,100	6,703
The Cooper Companies, Inc.	38,400	12,956
Zimmer Biomet Holdings, Inc.	85,746	11,587
		31,246
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	232,600	20,271
Cardinal Health, Inc.	127,000	5,808
Centene Corp. (a)	734,900	38,281
Cigna Corp.	269,400	45,776
Henry Schein, Inc. (a)	56,200	3,740
Humana, Inc.	113,600	33,711
Laboratory Corp. of America Holdings (a)	82,700	13,854
MEDNAX, Inc. (a)	573,000	14,079
Premier, Inc. (a)	705,500	27,338
Universal Health Services, Inc. Class B	32,100	4,843
Wellcare Health Plans, Inc. (a)	27,900	8,014
		215,715
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	112,900	7,836
Avantor, Inc.	533,300	9,381
Bio-Rad Laboratories, Inc. Class A (a)	34,600	10,896
IQVIA Holdings, Inc. (a)	66,100	10,521
		38,634
Pharmaceuticals - 1.3%
Amneal Pharmaceuticals, Inc. (a)	993,791	3,637
Bayer AG	494,900	32,054
Jazz Pharmaceuticals PLC (a)	351,767	49,029
Mylan NV (a)	117,500	2,456
		87,176

TOTAL HEALTH CARE		463,266

INDUSTRIALS - 17.0%
Aerospace & Defense - 1.4%
Bombardier, Inc. Class B (sub. vtg.) (a)	9,552,800	16,430
General Dynamics Corp.	199,300	37,058
Huntington Ingalls Industries, Inc.	185,800	42,418
		95,906
Air Freight & Logistics - 0.2%
FedEx Corp.	32,700	5,576
United Parcel Service, Inc. Class B	62,600	7,479
		13,055
Airlines - 1.7%
Air Canada (a)	707,600	24,346
American Airlines Group, Inc.	1,615,917	49,302
JetBlue Airways Corp. (a)	2,292,099	44,077
		117,725
Building Products - 1.3%
Jeld-Wen Holding, Inc. (a)	536,200	11,748
Masco Corp.	990,200	40,370
Owens Corning	722,400	41,899
		94,017
Commercial Services & Supplies - 0.6%
The Brink's Co.	464,900	41,915
Construction & Engineering - 2.2%
AECOM (a)	1,638,623	58,908
Arcadis NV (b)	1,117,036	22,815
Fluor Corp.	628,600	20,436
Jacobs Engineering Group, Inc.	84,600	6,980
Williams Scotsman Corp. (a)	2,897,389	46,126
		155,265
Electrical Equipment - 1.0%
Regal Beloit Corp.	322,400	25,669
Sensata Technologies, Inc. PLC (a)	990,006	46,956
		72,625
Industrial Conglomerates - 0.6%
General Electric Co.	3,797,900	39,688
Machinery - 1.0%
Allison Transmission Holdings, Inc.	130,729	6,007
SPX Corp. (a)	855,900	29,871
Welbilt, Inc. (a)	1,932,028	31,724
		67,602
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	9,737	10,933
Professional Services - 1.4%
Asgn, Inc. (a)	407,100	25,668
Intertrust NV (c)	716,300	13,686
Manpower, Inc.	289,800	26,473
Nielsen Holdings PLC	1,481,500	34,312
		100,139
Road & Rail - 1.6%
Knight-Swift Transportation Holdings, Inc. Class A	1,766,700	63,319
Norfolk Southern Corp.	45,987	8,789
Ryder System, Inc.	779,800	41,532
		113,640
Trading Companies & Distributors - 3.3%
AerCap Holdings NV (a)	740,096	40,357
Ashtead Group PLC	1,173,231	32,430
Fortress Transportation & Infrastructure Investors LLC	2,146,038	32,105
HD Supply Holdings, Inc. (a)	1,821,174	73,776
MRC Global, Inc. (a)	602,124	9,417
Univar, Inc. (a)	1,871,700	41,402
		229,487
Transportation Infrastructure - 0.5%
Macquarie Infrastructure Co. LLC	767,400	31,801

TOTAL INDUSTRIALS		1,183,798

INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 0.7%
CommScope Holding Co., Inc. (a)	3,186,400	45,502
Electronic Equipment & Components - 1.4%
Avnet, Inc.	718,000	32,612
Flextronics International Ltd. (a)	3,535,200	39,417
Jabil, Inc.	888,500	27,437
		99,466
IT Services - 2.9%
Amdocs Ltd.	585,100	37,441
Cognizant Technology Solutions Corp. Class A	591,100	38,504
Conduent, Inc. (a)	3,490,000	31,759
DXC Technology Co.	1,214,200	67,716
Unisys Corp. (a)(b)	2,353,419	29,159
		204,579
Semiconductors & Semiconductor Equipment - 1.3%
Marvell Technology Group Ltd.	1,659,600	43,581
Micron Technology, Inc. (a)	159,200	7,146
NXP Semiconductors NV	388,900	40,208
		90,935
Software - 1.3%
Micro Focus International PLC	1,746,315	36,785
SS&C Technologies Holdings, Inc.	496,300	23,798
Totvs SA	2,153,300	27,365
		87,948

TOTAL INFORMATION TECHNOLOGY		528,430

MATERIALS - 9.5%
Chemicals - 6.4%
Axalta Coating Systems Ltd. (a)	1,263,578	37,440
Celanese Corp. Class A	143,339	16,078
CF Industries Holdings, Inc.	727,500	36,055
DowDuPont, Inc.	604,940	43,652
Element Solutions, Inc. (a)	3,537,000	35,441
FMC Corp.	189,825	16,405
LyondellBasell Industries NV Class A	119,729	10,020
Olin Corp.	2,965,980	59,527
Orion Engineered Carbons SA	1,604,715	31,260
The Chemours Co. LLC	1,395,300	26,608
The Mosaic Co.	1,982,100	49,929
Tronox Holdings PLC	2,823,274	31,225
Westlake Chemical Corp.	766,900	51,819
		445,459
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	46,683	11,566
Summit Materials, Inc. (a)	2,197,200	40,516
		52,082
Containers & Packaging - 1.3%
Avery Dennison Corp.	99,190	11,394
Ball Corp.	145,694	10,414
Crown Holdings, Inc. (a)	645,000	41,286
Graphic Packaging Holding Co.	1,979,000	29,408
		92,502
Metals & Mining - 1.1%
Alcoa Corp. (a)	262,201	5,897
Antofagasta PLC	444,100	5,072
Barrick Gold Corp.	626,185	10,182
Constellium NV (a)	3,557,300	42,723
Steel Dynamics, Inc.	307,265	9,682
		73,556

TOTAL MATERIALS		663,599

REAL ESTATE - 9.1%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Alexandria Real Estate Equities, Inc.	296,900	43,454
American Tower Corp.	187,604	39,701
CubeSmart	2,438,437	82,785
Douglas Emmett, Inc.	1,120,000	45,718
Equinix, Inc.	127,800	64,168
Equity Lifestyle Properties, Inc.	388,661	48,291
Essex Property Trust, Inc.	95,800	28,953
National Retail Properties, Inc.	718,888	37,555
Outfront Media, Inc.	879,100	23,894
Taubman Centers, Inc.	589,900	23,903
VICI Properties, Inc.	1,523,200	32,505
		470,927
Real Estate Management & Development - 2.3%
CBRE Group, Inc. (a)	934,492	49,537
Cushman & Wakefield PLC	2,223,600	44,116
Howard Hughes Corp. (a)	494,700	66,785
		160,438

TOTAL REAL ESTATE		631,365

UTILITIES - 6.3%
Electric Utilities - 4.2%
Entergy Corp.	704,800	74,441
Exelon Corp.	885,100	39,883
FirstEnergy Corp.	1,838,900	80,856
Vistra Energy Corp.	4,555,400	97,759
		292,939
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	433,800	14,810
Multi-Utilities - 1.9%
Sempra Energy	972,397	131,691

TOTAL UTILITIES		439,440

TOTAL COMMON STOCKS
(Cost $6,409,112)		6,847,282
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.02% to 2.38% 8/1/19 to 10/24/19 (d)
(Cost $2,704)	2,710	2,704
	Shares	Value (000s)

Money Market Funds - 3.3%
Fidelity Cash Central Fund 2.43% (e)	104,346,745	$104,368
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	123,630,015	123,642
TOTAL MONEY MARKET FUNDS
(Cost $228,007)		228,010
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $6,639,823)		7,077,996
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(128,313)
NET ASSETS - 100%		$6,949,683

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	256	Sept. 2019	$50,383	$455	$455

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,686,000 or 0.2% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,360,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,348
Fidelity Securities Lending Cash Central Fund	176
Total	$1,524

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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